Ordinary shares - Additional information (Detail)				1 Months Ended	12 Months Ended
	Dec. 20, 2019 CNY (¥) shares	Dec. 20, 2019 USD ($) shares	Jan. 05, 2018 $ / shares shares	May 31, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Ordinary shares authorized shares					500,000,000		500,000,000		500,000,000	500,000,000
Ordinary shares, par value | $ / shares									$ 0.0001	$ 0.0001
Ordinary shares subscribed			8,188,790
Repurchased shares	1,177,499	1,177,499			578,304	578,304
Stock repurchase value | ¥					¥ 107,151,908		¥ 526,530,728	¥ 168,567,125
Twenty Ninteen Share Repurchase Program [Member]
Repurchase of shares | $											$ 100,000,000
Stock repurchase program, period in force	12 months	12 months
Stock repurchase value	¥ 695,097,853	$ 99,999,998			107,151,908	$ 16,737,290
Repurchase of ordinary shares paid					¥ 107,151,908		¥ 115,273,325		$ 16,737,290	$ 16,471,881
2018 Restricted Share Unit Scheme [Member]
Ordinary shares, par value | $ / shares			$ 0.0001
Angel Preferred Stock [Member]
Number of shares converted			2,944,395
Ordinary Shares [Member]
Number of shares converted			2,944,395
Repurchased shares	291,207	291,207		125,000	578,304	578,304